Subsequents Events - Additional Information (Detail) - Non adjusting event after reporting date [member] - EUR (€) € in Thousands	Mar. 02, 2020	Feb. 28, 2020
Disclosure of non-adjusting events after reporting period [line items]
Subscription price of a future rights issue		€ 15,000
Partial receipt of subscription price of a future rights issue	€ 2,500